NUVEEN CALIFORNIA MUNICIPAL BOND FUND

NUVEEN CONNECTICUT MUNICIPAL BOND FUND

NUVEEN MASSACHUSETTS MUNICIPAL BOND FUND

NUVEEN NEW JERSEY MUNICIPAL BOND FUND

NUVEEN NEW YORK MUNICIPAL BOND FUND

SUPPLEMENT DATED NOVEMBER 26, 2013

TO THE PROSPECTUS DATED JUNE 28, 2013

The Board of Trustees of the Funds has approved the following changes, effective February 10, 2014:

Class C shares of the Funds will be re-designated Class C2 shares. Class C2 shares will not be available for new accounts or for additional investment into existing accounts except in connection with dividend reinvestments. Class C2 shares will not be eligible for the reinstatement privilege. Class C2 shareholders will be eligible to exchange their shares into Class C2 shares of other Nuveen Municipal Bond Funds. Class C2 shareholders will also remain eligible to exchange their shares into Class C shares of any other Nuveen Mutual Fund, but if they exchange back into a Nuveen Municipal Bond Fund, they will be issued newly established Class C shares with the terms set forth below.

Each Fund intends to offer a new share class, designated as Class C, which will be subject to annual distribution and service fees of 1.00% of the Fund’s average daily net assets.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-MS2P-1113P

NUVEEN CALIFORNIA HIGH YIELD MUNICIPAL BOND FUND

SUPPLEMENT DATED NOVEMBER 26, 2013

TO THE PROSPECTUS DATED JUNE 28, 2013

The Board of Trustees of the Fund has approved the following changes, effective February 10, 2014:

Class C shares of the Fund will be re-designated Class C2 shares. Class C2 shares will not be available for new accounts or for additional investment into existing accounts except in connection with dividend reinvestments. Class C2 shares will not be eligible for the reinstatement privilege. Class C2 shareholders will be eligible to exchange their shares into Class C2 shares of other Nuveen Municipal Bond Funds. Class C2 shareholders will also remain eligible to exchange their shares into Class C shares of any other Nuveen Mutual Fund, but if they exchange back into a Nuveen Municipal Bond Fund, they will be issued newly established Class C shares with the terms set forth below.

The Fund intends to offer a new share class, designated as Class C, which will be subject to annual distribution and service fees of 1.00% of the Fund’s average daily net assets.

PLEASE KEEP THIS WITH YOUR

FUND’S PROSPECTUS

FOR FUTURE REFERENCE

MGN-CAHYP-1113P